American Beacon Small Cap Value Fund

Supplement dated January 31, 2018
to the
Prospectus, Summary Prospectus, and Statement of Additional Information dated February 28, 2017, as previously supplemented or amended

Effective February 1, 2018, The Boston Company Asset Management, LLC ("TBCAM") and Standish Mellon Asset Management LLC ("Standish") will merge into Mellon Capital Management Corporation (the "Reorganization").  TBCAM, Standish, and Mellon Capital Management Corporation are indirect subsidiaries of The Bank of New York Mellon Corporation ("BNY Mellon").   Immediately after the Reorganization, Mellon Capital Management Corporation will remain an indirect subsidiary of BNY Mellon and will be renamed BNY Mellon Asset Management North America Corporation.  The same portfolio management personnel will continue to manage Fund assets after the Reorganization and there will be no change in the services provided. Therefore the following changes are made:

Effective February 1, 2018, all references to The Boston Company Asset Management, LLC ("TBCAM") are deleted and replaced with BNY Mellon Asset Management North America Corporation ("BNY Mellon AMNA").

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